Long-Term Debt - Schedule of Carrying Values and Fair Values of Notes Payable and Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	May 31, 2016	Mar. 29, 2016	Dec. 31, 2015	Sep. 30, 2015	Apr. 26, 2012	Apr. 05, 2011
Debt Instrument [Line Items]
Long-term debt, Carrying Value	$ 14,198,084			$ 14,611,379
Current portion of long-term debt	0			0
Unamortized prepaid debt issuance costs				(121,700)
Total long-term debt, excluding current portion	14,198,084			14,611,379
Long-term debt, Fair Value	11,281,169			11,331,337
Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Total long-term debt, excluding current portion	(1,406,823)
Senior Secured Credit Facilities Due June 2019 [Member] | Jackson Revolver [Member]
Debt Instrument [Line Items]
Unamortized prepaid debt issuance costs and premium	(21,682)			(30,204)
Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	3,467,902			3,442,462
Total long-term debt, excluding current portion	3,467,902			3,442,462
Long-term debt, Fair Value	1,345,000			1,735,063
Intelsat Luxembourg [Member] | 6.75% Senior Notes due June 2018 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	500,000			475,000
Unamortized prepaid debt issuance costs and premium	(5,746)			(2,066)
Long-term debt, Fair Value	410,000			355,063
Intelsat Luxembourg [Member] | 7.75% Senior Notes due June 2021 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	2,000,000			2,000,000
Unamortized prepaid debt issuance costs	(16,588)			(19,602)
Long-term debt, Fair Value	640,000			930,000
Intelsat Luxembourg [Member] | 8.125% Senior Notes due June 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	1,000,000			1,000,000
Unamortized prepaid debt issuance costs	(9,764)			(10,870)
Long-term debt, Fair Value	295,000			450,000
Intelsat Connect Finance S.A [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	434,627
Total long-term debt, excluding current portion	434,627
Long-term debt, Fair Value	475,725
Intelsat Connect Finance S.A [Member] | Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	(1,406,823)
Long-term debt, Fair Value	(676,382)
Intelsat Connect Finance S.A [Member] | 6.75% Senior Notes due June 2018 [Member] | Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Long-term debt, Fair Value	(330,107)
Intelsat Connect Finance S.A [Member] | 7.75% Senior Notes due June 2021 [Member] | Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Long-term debt, Fair Value	(313,334)
Intelsat Connect Finance S.A [Member] | 8.125% Senior Notes due June 2023 [Member] | Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Long-term debt, Fair Value	(32,941)
Intelsat Connect Finance S.A [Member] | 12.5% Senior Notes due April 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	731,884
Unamortized prepaid debt issuance costs and premium	(297,257)
Long-term debt, Fair Value	475,725
Intelsat Connect Finance S.A [Member] | 6.75% Senior Notes due June 2018 [Member] | Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	(402,570)
Unamortized prepaid debt issuance costs and premium	5,490
Intelsat Connect Finance S.A [Member] | 7.75% Senior Notes due June 2021 [Member] | Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	(979,168)
Unamortized prepaid debt issuance costs	8,121
Intelsat Connect Finance S.A [Member] | 8.125% Senior Notes due June 2023 [Member] | Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	(111,663)
Unamortized prepaid debt issuance costs	1,090
Intelsat Connect Finance S.A [Member] | Twelve Point Five Percentage Senior Notes [Member] | Consolidation and Eliminations [Member]
Debt Instrument [Line Items]
Unamortized prepaid debt issuance costs and premium	71,877
Intelsat Jackson [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	11,702,378			11,168,917	$ 360,000		$ 2,650,000
Total long-term debt, excluding current portion	11,702,378			11,168,917
Long-term debt, Fair Value	10,136,826			9,596,274
Intelsat Jackson [Member] | 9.5% Senior Secured Notes due September 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	490,000	$ 490,000
Unamortized prepaid debt issuance costs	(20,243)
Long-term debt, Fair Value	543,900
Intelsat Jackson [Member] | 8.00% Senior Secured Notes due February 2024 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	1,349,678		$ 1,250,000
Unamortized prepaid debt issuance costs and premium	(6,005)
Long-term debt, Fair Value	1,383,420
Intelsat Jackson [Member] | 7.25% Senior Notes due October 2020 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	2,200,000			2,200,000		$ 1,200,000
Unamortized prepaid debt issuance costs and premium	(6,756)			(8,248)
Long-term debt, Fair Value	1,716,000			1,919,500
Intelsat Jackson [Member] | 7.25% Senior Notes due April 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	1,500,000			1,500,000
Unamortized prepaid debt issuance costs	(5,886)			(8,203)
Long-term debt, Fair Value	1,260,000			1,368,750
Intelsat Jackson [Member] | 7.5% Senior Notes due April 2021 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	1,150,000			1,150,000
Unamortized prepaid debt issuance costs	(6,828)			(8,137)
Long-term debt, Fair Value	879,750			1,000,500
Intelsat Jackson [Member] | 6.625 % Senior Notes due December 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value				1,275,000
Unamortized prepaid debt issuance costs and premium				20,428
Long-term debt, Fair Value				803,250
Intelsat Jackson [Member] | 5.5% Senior Notes due August 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	2,000,000			2,000,000
Unamortized prepaid debt issuance costs	(14,900)			(16,719)
Long-term debt, Fair Value	1,340,000			1,560,000
Intelsat Jackson [Member] | Senior Secured Credit Facilities Due June 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	3,095,000			3,095,000
Long-term debt, Fair Value	$ 3,013,756			$ 2,944,274